Public Offering (Details)				1 Months Ended
	Jun. 21, 2022 shares	Nov. 29, 2021 USD ($) $ / shares shares	Nov. 23, 2021 shares	Nov. 30, 2021 USD ($) shares	Sep. 30, 2022 shares	Dec. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from public offering | $		$ 25,140,000
Net proceeds from public offering | $		21,640,000
Underwriting fees and closing costs | $		$ 3,500,000
Common stock, shares authorized					110,000,000	110,000,000
Preferred stock, shares authorized					11,000,000	11,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued		2,514,000		2,514,000
Offering price per share | $ / shares		$ 10.00
Gross proceeds from public offering | $		$ 21,640,000
Net proceeds from public offering | $		21,640,000		$ 21,640,000,000,000
Underwriting fees and closing costs | $		2,200,000
Deferred offering costs, capitalized and offset against proceeds from public offering | $		$ 1,300,000
Number of common shares issued in conversion			11,363,636
Number of member units outstanding			13,428,948
Conversion ratio			0.8462
Common stock, shares authorized			110,000,000
Preferred stock, shares authorized			11,000,000
Underwriters purchase option
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued	31,192	125,700
Exercisable term for underwriters to purchase options		5 years
Percentage of common shares exercisable in the public offering under purchase options		5.00%
Exercise price | $ / shares		$ 12.50